Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (as defined by SEC rules) and certain financial performance metrics of the Company for the last three fiscal years. In determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s valuation methods for this section differ from those required in the SCT. The table below summarizes compensation values both as previously reported in our SCT, as well as the adjusted values required in this section for the 2023, 2024, and 2025 calendar years. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions.

The following table sets for the information concerning the compensation of our principal executive officer, or “PEO”, and the compensation of our other NEO for each of the years ending December 31, 2025, 2024, and 2023, as such compensation relates to our financial performance for each such year. The PEO for each of the years presented within the following tables was Karl L. Hanneman, Chief Executive Officer and Director. The other NEO for each of the years presented was David A. Cross, Chief Financial Officer.

Year	SCT Total for PEO	Compensation Actually Paid to PEO(1)	Average SCT Total for Non- PEO NEO	Average Compensation Actually Paid to Non-PEO NEO(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Loss (Dollars in thousands)
2025	$331,080	$338,090	$61,021	$60,634	$432.56	$4,638
2024	$302,793	$181,332	$57,153	$54,530	$106.98	$3,599
2023	$274,067	$177,331	$58,060	$57,198	$137.21	$3,398
(1)	The dollar amounts reported for the PEO under “Compensation Actually Paid” represent the amount of “Compensation Actually Paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the PEO’s total compensation for each year to determine the compensation actually paid:

Reconciliation of PEO SCT Total and Compensation Actually Paid	2025	2024	2023
Total Compensation as reported in SCT	$331,080	$302,793	$274,067
Fair value of equity awards granted during year as reported in SCT	(94,910)	(71,128)	(47,075)
Fair value of equity compensation granted in current year – value at end of year-end (options)	56,898	29,190	45,366
Change in fair value from end of prior year to vesting date for awards made in prior years that vested during current year	18,576	15,714	(8,730)
Change in fair value from end of prior year to end of current year for awards made in prior years that were unvested at end of current year	15,572	-	1,824
Fair value of awards forfeited in current year determined at end of prior year	(48,668)	(73,930)	(103,362)
Fair value of all other compensation as reported in SCT	(65,801)	(65,565)	(66,282)
Fair value of other compensation (401k match)	5,111	4,983	4,821
Fair value of equity compensation granted in current year – value at end of year-end (DSUs)	120,232	39,275	76,702
Compensation Actually Paid	$338,090	$181,332	$177,331

(2)	The dollar amounts reported for the NEO under “Compensation Actually Paid’ represent the amount of “Compensation Actually Paid” to the NEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEO’s total compensation for each year to determine the compensation actually paid:

Reconciliation of NEO SCT Total and Compensation Actually Paid	2025	2024	2023
Total Compensation as reported in SCT	$61,021	$57,153	$58,060
Fair value of equity awards granted during year as reported in SCT	(9,491)	(7,113)	(4,708)
Fair value of equity compensation granted in current year – value at end of year-end (options)	5,690	2,919	4,537
Change in fair value from end of prior year to vesting date for awards made in prior years that vested during current year	1,857	1,571	(873)
Change in fair value from end of prior year to end of current year for awards made in prior years that were unvested at end of current year	1,557	-	182
Fair value of awards forfeited in current year determined at end of prior year	-	-	-
Compensation Actually Paid	$60,634	$54,530	$57,198

(3)	For purposes of calculating the cumulative total shareholder return, the measurement period is the market close on the last trading day of 2022, through and including the end of the year for which cumulative total shareholder return is being calculated.

PEO Total Compensation Amount	$ 331,080	$ 302,793	$ 274,067
PEO Actually Paid Compensation Amount	$ 338,090	181,332	177,331
Adjustment To PEO Compensation, Footnote
(1)	The dollar amounts reported for the PEO under “Compensation Actually Paid” represent the amount of “Compensation Actually Paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the PEO’s total compensation for each year to determine the compensation actually paid:
Reconciliation of PEO SCT Total and Compensation Actually Paid	2025	2024	2023
Total Compensation as reported in SCT	$331,080	$302,793	$274,067
Fair value of equity awards granted during year as reported in SCT	(94,910)	(71,128)	(47,075)
Fair value of equity compensation granted in current year – value at end of year-end (options)	56,898	29,190	45,366
Change in fair value from end of prior year to vesting date for awards made in prior years that vested during current year	18,576	15,714	(8,730)
Change in fair value from end of prior year to end of current year for awards made in prior years that were unvested at end of current year	15,572	-	1,824
Fair value of awards forfeited in current year determined at end of prior year	(48,668)	(73,930)	(103,362)
Fair value of all other compensation as reported in SCT	(65,801)	(65,565)	(66,282)
Fair value of other compensation (401k match)	5,111	4,983	4,821
Fair value of equity compensation granted in current year – value at end of year-end (DSUs)	120,232	39,275	76,702
Compensation Actually Paid	$338,090	$181,332	$177,331

Non-PEO NEO Average Total Compensation Amount	$ 61,021	57,153	58,060
Non-PEO NEO Average Compensation Actually Paid Amount	$ 60,634	54,530	57,198
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The dollar amounts reported for the NEO under “Compensation Actually Paid’ represent the amount of “Compensation Actually Paid” to the NEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEO’s total compensation for each year to determine the compensation actually paid:
Reconciliation of NEO SCT Total and Compensation Actually Paid	2025	2024	2023
Total Compensation as reported in SCT	$61,021	$57,153	$58,060
Fair value of equity awards granted during year as reported in SCT	(9,491)	(7,113)	(4,708)
Fair value of equity compensation granted in current year – value at end of year-end (options)	5,690	2,919	4,537
Change in fair value from end of prior year to vesting date for awards made in prior years that vested during current year	1,857	1,571	(873)
Change in fair value from end of prior year to end of current year for awards made in prior years that were unvested at end of current year	1,557	-	182
Fair value of awards forfeited in current year determined at end of prior year	-	-	-
Compensation Actually Paid	$60,634	$54,530	$57,198

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Amount	$ 432.56	106.98	137.21
Net Income (Loss)	$ 4,638,000	3,599,000	3,398,000
PEO Name	Karl L. Hanneman
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (65,801)	(65,565)	(66,282)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,111	4,983	4,821
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(94,910)	(71,128)	(47,075)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,898	29,190	45,366
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,572		1,824
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,576	15,714	(8,730)
PEO | Fair value of awards forfeited in current year determined at end of prior year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,668)	(73,930)	(103,362)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested in Deferred Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,232	39,275	76,702
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,491)	(7,113)	(4,708)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,690	2,919	4,537
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,557		182
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,857	1,571	(873)
Non-PEO NEO | Fair value of awards forfeited in current year determined at end of prior year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount